Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

NOTE 10 - TRADE PAYABLES AND OTHER CURRENT LIABILITIES:

a.	Trade payables are denominated in the following currencies:

	December 31,
	2020	2019
	USD in thousands
NIS unlinked	115	75
USD	2	-
Euro	15
Other currencies	2	-
	140	75

b.	Other:

	December 31,
	2020	2019
	USD in thousands
Institutions	73	73
Accrued expenses	665	522
Accrued compensation expenses	650	607
Other	279	8
	1,667	1,210